GOING CONCERN (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 05, 2020 USD ($)	Oct. 05, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2017 CNY (¥)
Going Concern [Line Items]
Liabilities in excess of assets							¥ 219,466
Equity			$ 21,633		¥ 163,596	¥ 262,771	141,154	¥ 165,959
Unrestricted cash and cash equivalents			18,210		157,600	211,436	118,821
Short term investments, available for sale			18,062		57,487		117,854
Short term investments, held to maturity			6,897		31,000		45,000
Net Cash Provided by (Used in) Operating Activities			$ 738	¥ 4,812	¥ (10,210)	¥ 25,445
Net proceeds from the offering, after deducting the placement agent fees and other offering expenses	$ 5,210	¥ 35,515
Variable interest entities and subsidiaries of VIEs
Going Concern [Line Items]
Short term investments, available for sale							117,854
Short term investments, held to maturity							¥ 45,000